Note 9 - Additional Financial Statement Information 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	September 30,	December 31,
	2023	2022
Prepaid expenses and other current assets
Prepaid expenses	$2,604	$1,767
Advances to suppliers	228	588
Other current assets	413	843
Total	$3,245	$3,198

	December 31,
	2022	2021
Prepaid expenses and other current assets
Prepaid expenses	$1,767	$1,153
Advances to suppliers	588	829
Other current assets	843	713
Total	$3,198	$2,695

Schedule of Accrued Liabilities [Table Text Block]
	September 30,	December 31,
	2023	2022
Accrued expenses and other liabilities
Provisions	66	71
Payroll and benefits payable	2,111	3,289
Other taxes payable	5,373	3,128
Other	430	451
Total	$7,980	$6,939

Total current	$7,481	$6,417
Total non-current	$499	$522

	December 31,
	2022	2021
Accrued expenses and other liabilities
Accrued professional fees related to Merger(1)	$—	$16,263
Provisions	71	2,934
Payroll and benefits payable	3,289	2,545
Other taxes payable	3,128	2,045
Other	451	2,200
Total	$6,939	$25,987

Total current	$6,417	$23,435
Total non-current	$522	$2,552

Schedule of Finance Costs, Net and Other Financial Income (Expense) [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Finance income (expense), net
Interest expense	$—	$(9)	$(3)	$(1,597)
Redeemable Series X preferred stock dividends	—	—	—	(97)
Other finance costs	(38)	(29)	(103)	(99)
Interest income	427	419	1,577	568
Total	$389	$381	$1,471	$(1,225)

	Year Ended December 31,
	2022	2021	2020
Finance costs, net
Interest expense	$(1,596)	$(8,729)	$(43)
Redeemable Series X preferred stock dividends	(97)	(974)	—
Other finance costs	(123)	(71)	—
Interest income	1,164	36	78
Total	$(652)	$(9,738)	$35